Risk Management (Details 4)	12 Months Ended
Dec. 31, 2023
Banco Do Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Do Brasil [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Banco Santander Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Santander Brasil [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Santander Brasil [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Brazilian Federal Savings Bank [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Brazilian Federal Savings Bank [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Brazilian Federal Savings Bank [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Banco Bradesco [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Bradesco [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Itau Unibanco Holding [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Itau Unibanco Holding [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Itau Unibanco Holding [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Banco B V [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks
Banco B V [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA.br
Banco B V [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco B T G Pactual S A [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Banco B T G Pactual S A [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco B T G Pactual S A [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Fitch [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)